EQUITY - Authorized Shares (Details) - USD ($) $ in Millions															1 Months Ended	12 Months Ended
		Mar. 10, 2022	Jan. 17, 2022	Dec. 28, 2021	Nov. 16, 2021	Sep. 22, 2021	Aug. 04, 2021	Jul. 05, 2021	Jun. 18, 2021	Jun. 17, 2021	Mar. 03, 2021	Jan. 14, 2021	May 14, 2020	Feb. 15, 2019	Oct. 30, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Jun. 13, 2020	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Increase in authorised share capital																						$ 74
Authorised share capital			$ 426			$ 442	$ 460											$ 485		$ 411
Shares authorized (in shares)			1,196,418,599			1,241,418,599	1,291,418,599									1,241,418,599		1,361,418,599		1,151,576,921
Net proceeds after transaction costs from issue of ordinary shares													$ 740
Share issue related cost													$ 10
Offering of common shares (in shares)													80,906,149
Offering of common shares (note 11.1)																		$ 740
Equity																$ 51,344		$ 40,237		$ 40,483			$ 44,108
Lock-up period, issue or sales of shares and securities																180 days
Number of treasury shares cancelled (in shares)						50,000,000	70,000,000		165,000,000
Shares issued (in shares)																982,809,772		1,102,809,772		1,021,903,623
Cancellation of shares (note 11.1)																$ 0
Share buyback (in shares)				34,100,000	67,400,000			24,500,000		17,800,000	27,100,000			4,000,000	35,636,253
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Number of treasury shares cancelled (in shares)			45,000,000									45,000,000
Shares issued (in shares)			937,809,772
Share buyback (in shares)		7,100,000
Share Capital
Disclosure of reserves within equity [line items]
Offering of common shares (in shares)	[1]																	81,000,000
Offering of common shares (note 11.1)																		$ 29
Equity			$ 334													350		$ 393		$ 364			364
Cancellation of shares (note 11.1)																$ 43
Share buyback (in shares)				1,000,000,000												(171,000,000)	[1]	(36,000,000)	[1]	(4,000,000)	[1]
Additional Paid-in Capital
Disclosure of reserves within equity [line items]
Offering of common shares (note 11.1)																		$ 711
Equity																$ 31,803		$ 35,247		$ 34,826			$ 34,894
Cancellation of shares (note 11.1)																$ 3,450

[1]	Amounts are in millions of shares (treasury shares are excluded).